Intangible Assets, Net (Details) - USD ($)		12 Months Ended
	Mar. 30, 2021	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Intangible Assets [Line Items]
Product development costs		$ 578,356		$ 339,828
Purchased two patents valued	$ 122,717
Supplier relationship valued	$ 399,920		$ 399,920
Estimated useful life	4 years
Top of range [member]
Intangible Assets [Line Items]
Estimated royalty rate, percentage		10.75%
Bottom of range [member]
Intangible Assets [Line Items]
Estimated royalty rate, percentage		21.00%